PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

For the year ended December 31, 2025:

	Computers	Leasehold improvements	R&D equipment	Furniture and office equipment	Total
Cost
At January 1, 2025	182	36	535	116	869
Additions	21	-	80	2	103

At December 31, 2025	203	36	615	118	972

Accumulated depreciation

At January 1, 2025	146	12	189	23	370
Depreciation	32	3	107	8	150

At December 31, 2025	178	15	296	31	520
Net book value:
As of December 31, 2025	25	21	319	87	452
	Computers	Leasehold improvements	R&D equipment	Furniture and office equipment	Total
Cost
At January 1, 2024	172	36	381	116	705
Additions	10	-	154	-	164

At December 31, 2024	182	36	535	116	869

Accumulated depreciation

At January 1, 2024	102	8	73	16	199
Depreciation	44	4	116	7	171

At December 31, 2024	146	12	189	23	370
Net book value:
As of December 31, 2024	36	24	346	93	499